BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.25%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$4,199,025,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding			$9,782,125,000

Total Outstanding OSFI Covered Bond Limit			24,464,330,111

Weighted average maturity of Outstanding Covered Bonds (months)			52.32

Weighted average remaining term of Loans in Cover Pool (months)			23.47

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA	Bank of Montreal
Provider
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - February 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or
Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into
the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)
II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:
	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - February 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$4,199,025,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,241,323,182	A	(i)		5,605,693,243
B = Principal receipts not applied	-	A	(ii)		5,241,323,182
C = Cash capital contributions	-	Asset Percentage
D = Substitution assets	-	Maximum Asset		93.5%
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre-Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,241,323,182

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$4,249,876,488

A = Lesser of i) Present value of outstanding loan balance of Performing	5,665,339,494
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments		A	(i)		5,665,339,494
B = Principal receipts up to calculation date not otherwise applied	-	A	(ii)		9,857,335,629
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre-Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$5,665,339,494
(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.57%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$4,494,097,797
Demand Loan	1,281,732,000

Total	$5,775,829,797

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
February 28, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	169,558,657	154,854,414
Proceeds for sale of Loans
Revenue Receipts	13,738,966	16,094,231
Swap Receipts	5,014,311	5,035,384
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee	-	297,604
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(9,259,961)	(9,427,022)
Intercompany Loan principal	(163,700,903)	(202,554,900)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(54)	(60)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	15,351,016	(35,700,348)

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	5,782,300,345
Aggregate Outstanding Balance	$5,610,891,759
Number of Loans	28,960
Average Loan Size	$193,746
Number of Primary Borrowers	28,290
Number of Properties	28,960
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.45%			54.69%
Weighted Average Authorized LTV	69.98%			62.02%
Weighted Average Original LTV	69.98%
Weighted Average Seasoning	32.99	(Months	)
Weighted Average Coupon	3.09%
Weighted Average Original Term	56.46	(Months	)
Weighted Average Remaining Term	23.47	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - February 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	28,904	99.81	$5,599,746,993	99.80
30 - 59 days past due	22	0.08	$3,873,468	0.07
60 - 89 days past due	10	0.03	$2,072,782	0.04
90 or more days past due	24	0.08	$5,198,517	0.09

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Delinquency Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,359	11.60	$741,780,706	13.22
British Columbia	3,270	11.29	$781,595,847	13.93
Manitoba	516	1.78	$77,990,817	1.39
New Brunswick	588	2.03	$67,209,092	1.20
Newfoundland	741	2.56	$111,860,040	1.99
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,028	3.55	$158,998,149	2.83
Ontario	12,307	42.50	$2,478,546,881	44.17
Prince Edward Island	189	0.65	$25,059,472	0.45
Quebec	6,384	22.04	$1,069,477,312	19.06
Saskatchewan	578	2.00	$98,373,442	1.75
Yukon Territories	-	-	$-	-

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	653	2.25	$113,411,992	2.02
600 - 650	1,041	3.59	$222,327,969	3.96
651 - 700	3,071	10.60	$663,250,057	11.82
701 - 750	6,382	22.04	$1,369,719,470	24.41
751 - 800	11,643	40.20	$2,259,493,576	40.27
801 and Above	6,170	21.31	$982,688,695	17.51

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	26,206	90.49	$4,985,736,315	88.86
Variable	2,754	9.51	$625,155,445	11.14

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	28,960	100.00	$5,610,891,759	100.00

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	24,134	83.34	$4,560,249,383	81.27
Non-Owner Occupied	4,826	16.66	$1,050,642,376	18.73

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	27,906	96.36	$5,473,084,726	97.54
4.00 - 4.49	781	2.70	$102,193,833	1.82
4.50 - 4.99	205	0.71	$26,122,472	0.47
5.00 - 5.49	56	0.19	$8,302,815	0.15
5.50 - 5.99	12	0.04	$1,187,913	0.02
6.00 - 6.49	-	-	$-	-
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	28,960	100.00	$5,610,891,759	100.00

BMO Covered Bond Program	Monthly Investor Report - February 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,466	11.97	$220,628,007	3.93
20.01 - 25.00	1,440	4.97	$155,219,473	2.77
25.01 - 30.00	1,615	5.58	$210,512,472	3.75
30.01 - 35.00	1,709	5.90	$254,774,262	4.54
35.01 - 40.00	1,568	5.41	$255,142,543	4.55
40.01 - 45.00	1,657	5.72	$303,686,843	5.41
45.01 - 50.00	1,733	5.98	$358,857,409	6.40
50.01 - 55.00	1,931	6.67	$445,347,146	7.94
55.01 - 60.00	2,380	8.22	$585,486,370	10.43
60.01 - 65.00	3,492	12.06	$904,478,348	16.12
65.01 - 70.00	5,640	19.48	$1,352,043,520	24.10
70.01 - 75.00	1,847	6.38	$444,827,627	7.93
75.01 - 80.00	482	1.66	$119,887,739	2.14
80.01 and Above	-	-	$-	-

Grand Total	28,960	100.00	5,610,891,759	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,936	23.95	$1,179,861,882	21.03
12 - 17	2,868	9.90	$550,345,221	9.81
18 - 24	2,482	8.57	$447,614,475	7.98
25 - 30	7,639	26.38	$1,549,111,830	27.61
31 - 36	8,630	29.80	$1,818,669,723	32.41
37 - 42	380	1.31	$61,757,159	1.10
43 - 48	25	0.09	$3,531,470	0.06
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	7,300	25.21	$458,876,916	8.18
100,000 - 199,999	10,858	37.49	$1,615,393,186	28.79
200,000 - 299,999	6,433	22.21	$1,568,450,126	27.95
300,000 - 399,999	2,456	8.48	$837,387,338	14.92
400,000 - 499,999	957	3.30	$423,996,590	7.56
500,000 - 599,999	439	1.52	$238,346,276	4.25
600,000 - 699,999	176	0.61	$113,111,150	2.02
700,000 - 799,999	113	0.39	$84,073,886	1.50
800,000 - 899,999	60	0.21	$51,175,250	0.91
900,000 - 999,999	35	0.12	$32,661,649	0.58
1,000,000 - 1,499,999	93	0.32	$110,399,134	1.97
1,500,000 - 2,000,000	27	0.09	$46,303,748	0.83
2,000,000 - 3,000,000	13	0.04	$30,716,510	0.55
3,000,000 and Above	-	-	$-	-

	28,960	100.00	$5,610,891,759	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	4,685	16.18	$803,993,540	14.33
Multi-Residential	1,604	5.54	$373,929,299	6.66
Single Family	20,955	72.36	$4,110,324,734	73.26
Townhouse	1,716	5.93	$322,644,187	5.75

Grand Total	28,960	100.00	5,610,891,759	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$24,333,222	$-	$-	$-	$24,333,222
	20.01 - 25	$18,205,995	$-	$-	$-	$18,205,995
	25.01 - 30	$22,773,394	$-	$-	$-	$22,773,394
	30.01 - 35	$27,634,634	$-	$-	$-	$27,634,634
	35.01 - 40	$33,650,444	$153,799	$-	$-	$33,804,242
	40.01 - 45	$38,185,329	$-	$-	$-	$38,185,329
	45.01 - 50	$50,810,202	$-	$151,794	$-	$50,961,996
	50.01 - 55	$65,454,500	$-	$-	$-	$65,454,500
	55.01 - 60	$91,709,337	$139,358	$-	$550,308	$92,399,003
	60.01 - 65	$163,156,507	$144,288	$-	$-	$163,300,795
	65.01 - 70	$190,719,698	$-	$-	$-	$190,719,698
	70.01 - 75	$14,007,897	$-	$-	$-	$14,007,897
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		740,641,158	437,445	151,794	550,308	741,780,706

BMO Covered Bond Program	Monthly Investor Report - February 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$43,141,291	$-	$-	$77,829	$43,219,120
	20.01 - 25	$28,778,385	$-	$-	$-	$28,778,385
	25.01 - 30	$35,575,159	$-	$-	$-	$35,575,159
	30.01 - 35	$43,371,004	$-	$-	$-	$43,371,004
	35.01 - 40	$37,245,835	$-	$-	$127,578	$37,373,413
	40.01 - 45	$49,209,151	$-	$-	$-	$49,209,151
	45.01 - 50	$64,100,745	$-	$-	$-	$64,100,745
	50.01 - 55	$66,392,488	$-	$-	$649,440	$67,041,928
	55.01 - 60	$74,435,446	$-	$-	$-	$74,435,446
	60.01 - 65	$104,674,989	$-	$-	$-	$104,674,989
	65.01 - 70	$182,145,665	$707,613	$-	$512,169	$183,365,447
	70.01 - 75	$43,038,616	$271,638	$-	$-	$43,310,254
	75.01 - 80	$7,140,806	$-	$-	$-	$7,140,806
	80.01 and Above	$-	$-	$-	$-	$-

		779,249,580	979,251	-	1,367,016	781,595,847

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$2,515,767	$-	$-	$-	$2,515,767
	20.01 - 25	$2,584,717	$-	$-	$-	$2,584,717
	25.01 - 30	$3,204,554	$-	$-	$-	$3,204,554
	30.01 - 35	$2,388,086	$-	$-	$-	$2,388,086
	35.01 - 40	$2,547,276	$-	$-	$-	$2,547,276
	40.01 - 45	$3,835,475	$-	$-	$-	$3,835,475
	45.01 - 50	$4,624,605	$-	$-	$-	$4,624,605
	50.01 - 55	$6,719,536	$-	$-	$-	$6,719,536
	55.01 - 60	$5,923,562	$-	$-	$-	$5,923,562
	60.01 - 65	$8,697,553	$-	$-	$-	$8,697,553
	65.01 - 70	$14,309,004	$-	$-	$-	$14,309,004
	70.01 - 75	$20,462,979	$-	$-	$177,701	$20,640,680
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		77,813,116	-	-	177,701	77,990,817

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$2,656,597	$-	$-	$-	$2,656,597
	20.01 - 25	$1,216,311	$-	$-	$-	$1,216,311
	25.01 - 30	$1,910,734	$-	$-	$-	$1,910,734
	30.01 - 35	$2,177,467	$67,381	$-	$48,568	$2,293,416
	35.01 - 40	$3,286,686	$-	$-	$-	$3,286,686
	40.01 - 45	$3,426,576	$-	$-	$-	$3,426,576
	45.01 - 50	$3,767,699	$-	$-	$-	$3,767,699
	50.01 - 55	$4,225,106	$-	$-	$-	$4,225,106
	55.01 - 60	$5,011,217	$-	$-	$-	$5,011,217
	60.01 - 65	$12,815,120	$174,057	$-	$-	$12,989,177
	65.01 - 70	$24,843,173	$-	$-	$-	$24,843,173
	70.01 - 75	$1,433,308	$-	$149,093	$-	$1,582,401
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		66,769,992	241,438	149,093	48,568	67,209,092

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$1,728,050	$-	$-	$-	$1,728,050
	20.01 - 25	$1,011,241	$-	$-	$-	$1,011,241
	25.01 - 30	$2,916,327	$-	$-	$-	$2,916,327
	30.01 - 35	$3,091,332	$-	$-	$-	$3,091,332
	35.01 - 40	$3,102,595	$-	$-	$-	$3,102,595
	40.01 - 45	$3,271,284	$173,388	$-	$-	$3,444,672
	45.01 - 50	$5,187,550	$-	$-	$-	$5,187,550
	50.01 - 55	$7,337,267	$-	$-	$160,417	$7,497,684
	55.01 - 60	$9,606,453	$-	$-	$-	$9,606,453
	60.01 - 65	$13,520,303	$-	$-	$-	$13,520,303
	65.01 - 70	$55,690,299	$-	$-	$-	$55,690,299
	70.01 - 75	$5,063,534	$-	$-	$-	$5,063,534
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		111,526,235	173,388	-	160,417	111,860,040

BMO Covered Bond Program	Monthly Investor Report - February 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$3,523,107	$-	$-	$-	$3,523,107
	20.01 - 25	$2,377,771	$-	$-	$-	$2,377,771
	25.01 - 30	$4,216,017	$-	$-	$-	$4,216,017
	30.01 - 35	$5,646,759	$-	$-	$-	$5,646,759
	35.01 - 40	$5,765,701	$-	$-	$-	$5,765,701
	40.01 - 45	$7,151,062	$-	$-	$-	$7,151,062
	45.01 - 50	$7,322,703	$-	$-	$-	$7,322,703
	50.01 - 55	$9,453,238	$-	$-	$-	$9,453,238
	55.01 - 60	$13,824,381	$-	$-	$-	$13,824,381
	60.01 - 65	$17,567,869	$-	$-	$-	$17,567,869
	65.01 - 70	$48,928,351	$-	$-	$-	$48,928,351
	70.01 - 75	$24,887,525	$-	$-	$-	$24,887,525
	75.01 - 80	$8,333,667	$-	$-	$-	$8,333,667
	80.01 and Above	$-	$-	$-	$-	$-

		158,998,149	-	-	-	158,998,149

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$109,848,652	$-	$-	$26,836	$109,875,488
	20.01 - 25	$77,817,937	$-	$-	$-	$77,817,937
	25.01 - 30	$109,440,848	$-	$-	$-	$109,440,848
	30.01 - 35	$129,509,291	$-	$-	$-	$129,509,291
	35.01 - 40	$126,407,466	$-	$-	$-	$126,407,466
	40.01 - 45	$140,732,741	$-	$-	$-	$140,732,741
	45.01 - 50	$167,168,437	$-	$-	$-	$167,168,437
	50.01 - 55	$210,354,034	$-	$-	$-	$210,354,034
	55.01 - 60	$286,270,215	$-	$90,349	$-	$286,360,563
	60.01 - 65	$454,801,042	$375,328	$290,649	$-	$455,467,019
	65.01 - 70	$572,274,053	$212,277	$-	$-	$572,486,330
	70.01 - 75	$78,527,324	$-	$-	$-	$78,527,324
	75.01 - 80	$14,063,009	$-	$-	$336,393	$14,399,401
	80.01 and Above	$-	$-	$-	$-	$-

		2,477,215,050	587,605	380,997	363,229	2,478,546,881

BMO Covered Bond Program	Monthly Investor Report - February 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$534,914	$-	$-	$-	$534,914
	20.01 - 25	$668,282	$-	$-	$-	$668,282
	25.01 - 30	$151,443	$-	$-	$-	$151,443
	30.01 - 35	$1,076,685	$-	$-	$-	$1,076,685
	35.01 - 40	$715,110	$-	$-	$-	$715,110
	40.01 - 45	$1,377,009	$-	$-	$-	$1,377,009
	45.01 - 50	$1,014,616	$-	$-	$-	$1,014,616
	50.01 - 55	$1,116,804	$-	$-	$-	$1,116,804
	55.01 - 60	$3,213,890	$-	$-	$-	$3,213,890
	60.01 - 65	$3,708,625	$-	$-	$-	$3,708,625
	65.01 - 70	$11,212,529	$-	$-	$-	$11,212,529
	70.01 - 75	$269,565	$-	$-	$-	$269,565
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		25,059,472	-	-	-	25,059,472

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$30,146,774	$-	$-	$1	$30,146,775
	20.01 - 25	$20,406,417	$-	$-	$100,914	$20,507,331
	25.01 - 30	$28,114,351	$-	$-	$-	$28,114,351
	30.01 - 35	$35,601,431	$-	$-	$-	$35,601,431
	35.01 - 40	$38,890,105	$26,298	$-	$-	$38,916,403
	40.01 - 45	$50,326,161	$-	$-	$89,430	$50,415,591
	45.01 - 50	$49,000,125	$57,378	$-	$133,249	$49,190,751
	50.01 - 55	$64,636,953	$-	$-	$251,017	$64,887,971
	55.01 - 60	$82,384,665	$-	$170,129	$178,234	$82,733,029
	60.01 - 65	$109,695,089	$159,684	$101,162	$664,446	$110,620,380
	65.01 - 70	$214,322,969	$-	$606,546	$214,352	$215,143,867
	70.01 - 75	$252,258,553	$293,979	$513,060	$119,977	$253,185,569
	75.01 - 80	$88,707,389	$753,450	$-	$553,025	$90,013,864
	80.01 and Above	$-	$-	$-	$-	$-

		1,064,490,982	1,290,788	1,390,897	2,304,645	1,069,477,312

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$2,094,968	$-	$-	$-	$2,094,968
	20.01 - 25	$2,051,502	$-	$-	$-	$2,051,502
	25.01 - 30	$2,209,644	$-	$-	$-	$2,209,644
	30.01 - 35	$4,161,625	$-	$-	$-	$4,161,625
	35.01 - 40	$3,223,649	$-	$-	$-	$3,223,649
	40.01 - 45	$5,909,238	$-	$-	$-	$5,909,238
	45.01 - 50	$5,518,306	$-	$-	$-	$5,518,306
	50.01 - 55	$8,596,346	$-	$-	$-	$8,596,346
	55.01 - 60	$11,978,825	$-	$-	$-	$11,978,825
	60.01 - 65	$13,931,638	$-	$-	$-	$13,931,638
	65.01 - 70	$34,954,639	$163,552	$-	$226,632	$35,344,823
	70.01 - 75	$3,352,877	$-	$-	$-	$3,352,877
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		97,983,258	163,552	-	226,632	98,373,442

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - February 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,384,500	$3,798,656	$11,295,009	$28,448,637	$90,218,753	$81,482,453	$220,628,007
20.01 - 25	$2,434,454	$3,345,962	$10,544,631	$24,085,094	$66,657,407	$48,151,925	$155,219,473
25.01 - 30	$5,193,853	$6,183,632	$20,458,959	$34,496,390	$82,773,218	$61,406,420	$210,512,472
30.01 - 35	$5,035,619	$8,763,702	$24,827,251	$44,774,097	$99,826,575	$71,547,019	$254,774,262
35.01 - 40	$7,708,893	$8,103,169	$29,950,341	$50,340,451	$98,365,783	$60,673,906	$255,142,543
40.01 - 45	$7,654,989	$13,622,584	$26,206,675	$59,281,313	$125,947,989	$70,973,293	$303,686,843
45.01 - 50	$7,395,755	$16,153,611	$35,862,994	$82,692,263	$148,498,049	$68,254,737	$358,857,409
50.01 - 55	$16,921,967	$21,493,709	$47,941,963	$106,617,987	$176,548,605	$75,822,916	$445,347,146
55.01 - 60	$17,174,530	$30,274,086	$68,416,671	$150,635,817	$228,204,367	$90,780,897	$585,486,370
60.01 - 65	$19,154,696	$32,785,274	$113,493,861	$227,499,915	$385,451,686	$126,092,916	$904,478,348
65.01 - 70	$14,485,680	$54,795,995	$190,885,113	$385,425,939	$545,619,885	$160,830,908	$1,352,043,520
70.01 - 75	$3,874,553	$17,750,657	$63,096,898	$132,329,773	$173,049,369	$54,726,376	$444,827,627
75.01 - 80	$992,503	$5,256,932	$20,269,692	$43,091,796	$38,331,887	$11,944,929	$119,887,739
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$113,411,992	$222,327,969	$663,250,057	$1,369,719,470	$2,259,493,576	$982,688,695	$5,610,891,759

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - February 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	28-Feb-15
Date of Report:	13-Mar-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - February 2015	10 of 10